Commitments And Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies (Abstract)
Commitments and Contingencies
17. Commitments and Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the consolidated financial statements.
An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•	The amount of the loss can be reasonably estimated.

(a)	Lease Commitments: The vessel-owning subsidiaries of the Partnership have entered into time and bareboat charter agreements, which as of December 31, 2013 are summarized as follows:

Vessel Name	Time Charter (“TC”)/ Bare Boat Charter (“BC”) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/V Archimidis (4)	3┼2┼1┼1 TC	11/2012	Maersk.		$34.0
M/V Agamemnon (4)	3┼2┼1┼1 TC	06/2012	Maersk		$34.0
M/T Amoureux	1 TC	1/2014	CMTC (6)	50/50(6)	$24.0
M/T Aias	1 TC	12/2013	CMTC (6)	50/50(6)	$24.0
M/T Atlantas (M/T British Ensign) (8)	5┼3┼2┼1 BC	04/2006	BP		$15.2 (5y) $13.5 (3y) $6.8 (2y)
M/T Aktoras (M/T British Envoy) (8)	5┼3┼1.5┼1 BC	07/2006	BP		$15.2 (5y) $13.5 (3y) $7.0 (1.5y)
M/V Cape Agamemnon	10 TC	07/2010	COSCO Bulk		$42.2
M/T Agisilaos	1 TC	09/2013	CMTC	50/50(3)	$14.3
M/T Arionas	1 TC	11/2013	CMTC	50/50(3)	$14.3
M/T Aiolos (M/T British Emissary) (8)	5┼3┼2┼1 BC	03/2007	BP		$15.2 (5y) $13.5 (3y) $7.0 (2y)
M/T Avax	1┼1 TC	10/2013	BP (7)	50/50 (3)	$14.8 (7)
M/T Axios	1 TC	06/2013	CMTC	50/50 (3)	$14.8
M/T Alkiviadis	1 TC	07/2013	CMTC	50/50 (3)	$14.3
M/T Assos (M/T Insurgentes)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V renamed to Blue Marine Cargo S.A. de C.V. (“Blue Marine”). (5)		$16.8
M/T Atrotos (M/T El Pipila)	5 BC	04/2009	Blue Marine (5)	sss	$16.8
M/T Akeraios	1.5 TC	07/2013	CMTC	50/50(3)	$15.0
M/T Anemos I	1.2 TC	12/2013	CMTC	50/50(3)	$14.9
M/T Apostolos	1.2 TC	10/2013	CMTC	50/50(3)	$14.9
M/T Alexandros II (8) (M/T Overseas Serifos)	5 BC 5 BC	01/2008 05/2013	OSG (2)		$13.0 $6.3
M/T Aristotelis II (8) (M/T Overseas Sifnos)	5 BC 5 BC	06/2008 03/2013	OSG (2)		$13.0 $6.3
M/T Aris II (8) (M/T Overseas Kimolos)	5 BC 5 BC	08/2008 3/2013	OSG (2)		$13.0 $6.3
M/T Aristotelis	1.5 TC	12/2013	CMTC	50/50(3)	$17.0
M/T Ayrton II	1┼1 TC	04/2012	BP	50/50(3)	$14.0 (1y)┼$15 (1y)
M/T Amore Mio II	1 TC	12/2013	CMTC		$17.0
M/T Miltiadis M II	2 TC	09/2012	Subtec, S.A. de C.V.		$23.2
M/T Hyundai Prestige	12 TC	02/2013	HMM		$29.4
M/T Hyundai Premium	12 TC	03/2013	HMM		$29.4
M/T Hyundai Paramount	12 TC	04/2013	HMM		$29.4
M/T Hyundai Privilege	12 TC	05/2013	HMM		$29.4
M/T Hyundai Platinum	12 TC	06/2013	HMM		$29.4

(1	)Profit sharing refers to an arrangement between vessel-owning companies and charterers to share a predetermined percentage voyage profit in excess of the basic rate.
(2	)On November 14, 2012, OSG made a voluntary filing for relief under Chapter 11 of the U.S. Bankruptcy Code. After discussions with the Partnership and OSG agreed to enter into new charters contracts on substantially the same terms as the prior charters but at a bareboat rate of $6.3 per day. OSG has the option of extending the employment of each vessel following the completion of the bareboat charters for an additional two years on a time chartered basis at a rate of $16.5 per day. OSG has an option to purchase each of the three STX vessels at the end of the eighth, ninth or tenth year of the charter, for $38,000, $35,500 and $33,000, respectively, which option is exercisable six months before the date of completion of the eighth, ninth or tenth year of the charter. The expiration date above may therefore change depending on whether the charterer exercises its purchase option.
(3	)50/50 profit share for breaching IWL (Institute Warranty Limits - applies to voyages to certain ports at certain periods of the year).
(4	)M/V Archimidis and the M/V Agamemnon are employed on time charters with Maersk at a gross day rate of US$34.0 per day with earliest redelivery in October 2015 and July 2015, respectively. Maersk has the option to extend the charter of both vessels for an additional four years at a gross day rate of $31.5 and $30.5 per day, respectively for the fourth and fifth year and $32.0 per day for the final two years. If all options were to be exercised, the employment of the vessels would extend to July 2019 for the M/V Agamemnon and October 2019 for the M/V Archimidis.
(5	)Blue Marine has since delivered these vessels to the state-owned Mexican petroleum company Petroleos Mexicanos.
(6	)The vessel owning companies of the M/T Amoureux and the M/T Aias have entered into a one year time charter with Capital Maritime at a gross rate of $24.0 per day for each vessel with profit share on actual earnings settled every six months. The charters were commenced in January 2014 and December 2013 respectively.
(7) (8)
The vessel's actual earnings under its charter will be $14.75 gross per day until May 2014 and $14.8 gross per day between May and October 2014, as the new daily charter rate includes compensation that CMTC will pay to the Partnership for the vessel's early redelivery in accordance with the terms of the charter party agreement with CMTC. BP has the option to extend the charter for one year at a daily rate of $15.6
The M/T British Ensign will continue its bareboat charter with BP after the completion of its current charter in April 2014 for an additional 24 months at a bareboat rate of $6.8 per day. BP has the option to extend the duration of the charter for up to a further 12 months either as bareboat charter at a bareboat rate of $7.3 per day for the optional periods if declared or on time charter basis during the optional periods at a time charter rate of $14.3 per day, if declared.
The M/T British Envoy will continue its bareboat charter with BP after the completion of the current charter in July 2014 for an additional 18 months at a bareboat rate of $7.0 per day. BP has the option to extend the charter duration for up to a further 12 months either as a bareboat charter at a bareboat rate $7.3 per day for the optional periods, if declared or as a time charter at a time charter rate of $14.3 per day, if declared.
The M/T British Emissary will continue its bareboat charter with BP after the completion of its current charters in March 2015 for an additional 24 months at a bareboat rate of $7.0 per day. BP has the option to extend the duration of the charter for up to a further 12 months either as bareboat charter at a bareboat rate of $7.3 per day for the optional periods if declared or on a time charter basis during all optional periods at a time charter rate of $14.3 per day if declared.

Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of December 31, 2013 were:

Year ended December 31,	Amount
2014	$183,430
2015	104,139
2016	79,454
2017	76,038
2018	70,692
Thereafter	351,292
Total	$865,045

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